Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Non-current assets
Trade receivables, net	R$ 5,120
Judicial deposits	28,097
Other tax assets	139
Deferred tax asset - income tax and social contribution	34,129
Interest in joint venture	184,011
Property and equipment	15,030
Intangible assets	3,429,925
Financial assets at FVPL			R$ 386,950
Prepaid expenses	180		1,120
Total non-current assets	3,696,631		388,070
Current assets
Cash and cash equivalents	164,095		3,541
Trade receivables, net	129,312
Prepaid expenses	12,060		13
Trade receivable - related parties	1,776
Income tax and social contributions	62,922
Other tax assets	690
Dividends receivable and other current assets	11,098		12,480
Total current assets	381,953		16,034
Total assets	4,078,584		404,104
Non-current liabilities
Lease liability	3,523
Trade payables - related parties	188,377
Labor obligations	7,069		0
Payables for business combinations	4,604
Taxes payable	52,366		5,350
Provisions	23,009
Borrowings	10,173		6,718
Deferred tax liabilities	405,622		120,691
Other noncurrent liabilities	2		2
Total non-current liabilities	694,745		132,761
Current liabilities
Trade payable to suppliers	55,949
Lease liability	4,133
Labor obligations	46,941		34
Trade payables - related parties	17,376
Payables for business combinations	4,074
Advances from customers	1,472
Income tax and social contribution	4,942
Provisions	685		2,435
Taxes payable	9,709
Other liabilities	6,447		1,953
Total current liabilities	151,728		4,422
Total liabilities	846,473		137,183
Net assets	3,232,111		266,921
Equity [abstract]
Share capital	2,749,351		26,441
Other capital reserves	24,552		105
Legal reserve	13,487
Profit retention	444,721		240,375
Total equity	3,232,111		266,921
Total liabilities and equity	R$ 4,078,584		404,104
Boa Vista Servicos S A [member]
Non-current assets
Trade receivables, net		R$ 6,030	8,358
Judicial deposits		28,755	27,350
Indemnification asset		14,128	795
Other tax assets		253	411
Deferred tax asset - income tax and social contribution		30,626	46,019
Interest in joint venture		179,260	0
Property and equipment		15,488	14,879
Intangible assets		844,635	813,219
Total non-current assets		1,119,175	911,031
Current assets
Cash and cash equivalents		1,174,989	1,382,268
Trade receivables, net		123,093	132,989
Prepaid expenses		18,179	15,287
Trade receivable - related parties		1,245	2
Income tax and social contributions		58,354	55,536
Other tax assets		19,310	15,936
Other assets		2,228	5,958
Assets held for sale		0	179,589
Total current assets		1,397,398	1,787,565
Total assets		2,516,573	2,698,596
Non-current liabilities
Lease liability		4,438	6,571
Labor obligations		0	0
Payables for business combinations		4,195	3,313
Taxes payable		45,431	40,254
Provisions		21,631	14,074
Total non-current liabilities		75,695	64,212
Current liabilities
Trade payable to suppliers		53,130	50,994
Lease liability		3,712	3,254
Labor obligations, vacation and social charges		56,842	131,901
Labor obligations		56,842	131,901
Trade payables - related parties		145	0
Payables for business combinations		7,538	78,246
Advances from customers		3,229	0
Income tax and social contribution		9,706	0
Taxes payable		5,381	24,355
Dividends and interest on net equity		0	120,900
Other accounts payable		3,483	2,942
Liabilities held for sale		0	22,568
Total current liabilities		143,166	435,160
Total liabilities		218,861	499,372
Equity [abstract]
Share capital		1,715,269	1,715,269
Capital reserves		159,593	169,128
Profit reserves		314,827	314,827
Profit retention		108,023
Total equity		2,297,712	2,199,224
Total liabilities and equity		R$ 2,516,573	R$ 2,698,596